Statements of Net Assets Available for Benefits - 401(k) SP - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments
Interest in the Master Trust	$ 21,093,463	$ 17,187,284
Other investments – participant directed brokerage accounts	1,575,918	1,286,830
Total investments	22,669,381	18,474,114
Receivables
Notes receivable from participants	155,905	138,168
Participant contributions receivable	1,077	947
Employer contributions receivable	217,813	220,978
Receivables for securities sold – participant directed brokerage accounts	17,058	18,387
Total receivables	391,853	378,480
Cash	20,808	4,439
Total assets	23,082,042	18,857,033
Liabilities
Payables for securities purchased – participant directed brokerage accounts	(36,382)	(13,900)
Net assets available for benefits	$ 23,045,660	$ 18,843,133